Preferred stock (Tables)	12 Months Ended
Mar. 31, 2020
Preferred stock
Schedule of Stock by Class
The composition of preferred stock at March 31, 2018, 2019 and 2020 is as follows:

	March 31, 2018		March 31, 2019		March 31, 2020
Class of stock	Authorized	Issued	Authorized	Issued	Authorized	Issued
	(number of shares)
Class XIV preferred stock	900,000,000	—	900,000,000	—	900,000,000	—
Class XV preferred stock	900,000,000	—	900,000,000	—	900,000,000	—
Class XVI preferred stock	1,500,000,000	—	1,500,000,000	—	1,500,000,000	—